Basis of Preparation and Accounting Policies - Additional Information (Detail) - GBP (£)	Apr. 01, 2018	Sep. 30, 2018
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Cash tax payment		£ 200,000,000
Retained earnings [member] | Bottom of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Cumulative increase in retained earnings	£ 1,100,000,000
Retained earnings [member] | Top of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Cumulative increase in retained earnings	1,500,000,000
Contract assets [member] | Before tax [member] | Retained earnings [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Cumulative increase in retained earnings	1,300,000,000
Contract assets [member] | After tax [member] | Retained earnings [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Cumulative increase in retained earnings	£ 1,100,000,000